Business Developments (Pro Forma Statements Of Operations) (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
HC Philippines
Business Developments [Line Items]
Total revenue		¥ 68,177	¥ 49,790
Net income (loss) attributable to Mitsubishi UFJ Financial Group		3,775	5,256
HC Indonesia
Business Developments [Line Items]
Total revenue		28,201	24,180
Net income (loss) attributable to Mitsubishi UFJ Financial Group		(220)	(299)
PT Mandala Multifinance Tbk
Business Developments [Line Items]
Total revenue		20,580	19,733
Net income (loss) attributable to Mitsubishi UFJ Financial Group		1,416	3,014
Albacore Capital Group
Business Developments [Line Items]
Total revenue		8,279	7,780
Net income (loss) attributable to Mitsubishi UFJ Financial Group		859	¥ (712)
Link Administration Holdings Limited
Business Developments [Line Items]
Total revenue	¥ 114,723	128,252
Net income (loss) attributable to Mitsubishi UFJ Financial Group	2,746	17,445
WealthNavi Inc
Business Developments [Line Items]
Total revenue	11,172	8,173
Net income (loss) attributable to Mitsubishi UFJ Financial Group	¥ (1,255)	¥ (1,388)